2. Discontinued Operations	3 Months Ended
Dec. 31, 2013
Notes
2. Discontinued Operations

2.                   Discontinued Operations

In June 2013, the Company sold the assets and liabilities of its reagents segment.  This segment was engaged in the business of manufacturing and marketing medical diagnostic stains, solutions and related equipment to hospitals and medical testing labs.  The purchaser was a former employee.

The Company no longer holds any ownership interest in the reagents segment and has ceased incurring costs related to its operations and development. The sale included all applicable segment assets and liabilities including, accounts receivable, inventory, accounts payable, property, equipment and leased equipment.  The purchaser assumed the lease for general office and warehouse space.

As a result of the sale of the reagents business, the Company has reflected this segment as discontinued operations in the condensed consolidated financial statements for the three months end December 31, 2012.  The following table summarizes certain operating data for discontinued operations for the three months ended December 31, 2012:

Three months ended
December 31, 2012
Revenues	$ 124,469
Cost of revenues	(97,860)
Gross margin	26,609

Selling, general and administrative expense	(40,351)

Net loss from discontinued operations	$ (13,742)